Schedule I-Parent Company Financial Information - Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES	$ 1,796,700	$ 2,360,929
NET INCOME	1,506,702	2,133,188
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(133,740)	(479,845)
COMPREHENSIVE INCOME	$ 1,372,960	$ 2,613,033